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DIRECTORS                                               OFFICERS
Barton M. Biggs                                         James W. Grisham
CHAIRMAN OF THE BOARD                                   VICE PRESIDENT
  Chairman and Director, Morgan Stanley Asset           Michael F. Klein
  Management Inc. and Morgan Stanley Asset Management   VICE PRESIDENT
  Limited; Managing Director, Morgan Stanley & Co.      Harold J. Schaaff, Jr.
  Incorporated; Director, Morgan Stanley Group Inc.     VICE PRESIDENT
Warren J. Olsen                                         Joseph P. Stadler
DIRECTOR AND PRESIDENT                                  VICE PRESIDENT
  Principal, Morgan Stanley Asset Management Inc. and   Valerie Y. Lewis
  Morgan Stanley & Co. Incorporated                     SECRETARY
John D. Barrett II                                      Karl O. Hartmann
Chairman and Director,                                  ASSISTANT SECRETARY
Barrett Associates, Inc.                                James R. Rooney
Gerard E. Jones                                         TREASURER
Partner, Richards & O'Neil LLP                          Joanna M. Haigney
Andrew McNally IV                                       ASSISTANT TREASURER
Chairman and Chief Executive Officer, Rand McNally
Samuel T. Reeves
Chairman of the Board and CEO, Pinacle L.L.C.
Fergus Reid
Chairman and Chief Executive Officer, LumeLite
Corporation
Frederick O. Robertshaw
Of Counsel, Bryan, Cave LLP

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INVESTMENT ADVISER AND ADMINISTRATOR
Morgan Stanley Asset Management Inc.
1221 Avenue of the Americas
New York, New York 10020
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DISTRIBUTOR
Morgan Stanley & Co. Incorporated
1251 Avenue of the Americas
New York, New York 10020
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CUSTODIANS
The Chase Manhattan Bank
770 Broadway
New York, New York 10003

Morgan Stanley Trust Company
One Pierrepont Plaza
Brooklyn, New York 11210
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LEGAL COUNSEL
Morgan, Lewis & Bockius LLP
2000 One Logan Square
Philadelphia, Pennsylvania 19103
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INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

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For current performance, current net asset value, or for assistance with your account, please contact the Fund at (800) 548-7786. This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc.

[LOGO] MORGAN STANLEY
       INSTITUTIONAL FUND, INC.
       P.O. Box 2798
       Boston, MA 02208-2798

[LOGO] MORGAN STANLEY
       INSTITUTIONAL FUND, INC.

                            MUNICIPAL BOND PORTFOLIO
                              FIRST QUARTER REPORT
                                 MARCH 31, 1997

LETTER TO SHAREHOLDERS
-------

The Municipal Bond Portfolio seeks high current income consistent with preservation of principal through investment in a portfolio consisting primarily of intermediate and long-term investment grade municipal obligations, the interest on which is exempt from Federal income tax.

For the three months ended March 31, 1997, the Portfolio had a total return of -0.15% for the Class A shares as compared to a total return of -0.12% for the Lehman 7-Year Municipal Bond Index. The average annual total return for the one year ended March 31, 1997 and for the period from inception on January 18, 1995 through March 31, 1997 was 4.03% and 5.55%, respectively, for the Class A shares as compared to 4.62% and 7.31%, respectively, for the Index. As of March 31, 1997, the Portfolio had an SEC 30-day yield of 4.36% for the Class A shares.

PERFORMANCE COMPARED TO THE LEHMAN 7-YEAR MUNICIPAL BOND INDEX(1)
----------------------------------------------------

                                          TOTAL RETURNS(2)
                              -----------------------------------------
                                             ONE       AVERAGE ANNUAL
                                 YTD        YEAR       SINCE INCEPTION
                              ---------  -----------  -----------------
PORTFOLIO--CLASS A..........      -0.15%       4.03%           5.55%
INDEX.......................      -0.12        4.62            7.31

1. The Lehman 7-Year Municipal Bond Index consists of investment grade bonds with maturities between 6-8 years, rated BAA or better. All bonds have been taken from issues of at least $50 million in size sold within the last five years.

2. Total returns for the Portfolio reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waiver and reimbursement, total returns would be lower.

3.  The Portfolio began offering Class B shares on January 2, 1996.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

------------------------------

THE PERFORMANCE RESULTS PROVIDED ARE FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A GUARANTEE OF THE PORTFOLIO'S FUTURE PERFORMANCE. PAST PERFORMANCE SHOWN IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YIELDS WILL FLUCTUATE AS MARKET CONDITIONS CHANGE.

The U.S. fixed income markets started off 1997 with a cautionary tone. While the U.S. equity market continued to race to new highs, the fixed income markets were preoccupied with thinking about if, and when, the Federal Reserve might decide a tightening of monetary policy would be necessary. Federal Reserve Chairman Greenspan set the mood that prevailed during the quarter in February when his public comments appeared to lead the way to an imminent Fed tightening. Fear became reality at the March 25th FOMC meeting when the Fed voted to increase the Federal Funds rate by 25 basis points to 5 1/2%. A string of strong economic releases both preceding and following the FOMC meeting have continued to put upward pressure on interest rates, especially in the short and intermediate sectors of the yield curve. A strong housing market, robust employment picture and hints of inflationary pressure beginning to creep into the economy seem to point toward further Federal Reserve tightenings over the next few quarters.

The municipal bond market outperformed the U.S. Treasury market, ending the quarter basically unchanged in the intermediate sector and slightly lower on the long end. Municipals exhibited the same degree of volatility during the quarter as the Treasury market, staging a brief rally the beginning of February followed by a sharp correction that has continued through the beginning of April. Municipal bonds, which were trading at very expensive levels relative to U.S. Treasuries, started to adjust to less expensive levels as the quarter came to a close. Demand for tax-exempt securities remained consistent with what transpired during 1996. Individuals remained active in the 1-5 year range and insurance companies supported the 10-15 year area. The long end of the yield curve continues to have limited support as long term municipal bond funds have not seen any new subscription activity. Long term funds have been actively selling less desirable structures (shorter calls or lower coupon bonds) in order to raise money for new issue purchases.

The U.S. fixed income market has the potential for further weakening, with real Gross Domestic Product ("GDP") growth likely to be approaching 4% for the first quarter and inflationary signs becoming more evident. At quarter end, the average maturity of the Portfolio was 6.21 years, slightly shorter than the 7 year benchmark. Going forward, we will focus on high credit quality bonds that provide a high level of current income and are structured to provide a cushion during adverse market conditions.

Lori A. Cohane
PORTFOLIO MANAGER

April 1997

INVESTMENTS (UNAUDITED)
----------
MARCH 31, 1997

     FACE
    AMOUNT                                                VALUE
     (000)                                                (000)
---------------                                         ---------
TAX-EXEMPT INSTRUMENTS (98.7%)
  DAILY VARIABLE RATE BONDS (13.1%)
$           100    Hapeville, Georgia, Industrial
                    Development Authority, Series 85,
                    4.00%, 11/01/15                     $     100
          1,400    New York City, New York, Municipal
                    Water Finance Authority, Water &
                    Sewer Systems, Revenue Bonds,
                    Series A, FGIC, 3.70%, 6/15/25          1,400
            300    New York City, New York, General
                    Obligation Bonds, Series A-4,
                    3.85%, 8/01/23                            300
            600    New York City, New York, General
                    Obligation Bonds, Subseries A-10,
                    3.70%, 8/01/16                            600
            600    New York City, New York, General
                    Obligation Bonds, Series B, FGIC,
                    3.70%, 10/01/22                           600
          1,000    New York City, New York, General
                    Obligation Bonds, Series B,
                    Subseries B-4, MBIA, 4.00%,
                    8/15/23                                 1,000
          1,000    New York City, New York, General
                    Obligation Bonds, Series B,
                    Subseries B-7, AMBAC, 4.00%,
                    8/15/18                                 1,000
            100    New York City, New York, General
                    Obligation Bonds, Series B-2,
                    3.70%, 8/15/18                            100
          1,100    Ohio State Air Quality Development
                    Authority Revenue Bonds, Series
                    85-B, 3.80%, 12/01/15                   1,100
            300    Saint Lucie County, Florida,
                    Pollution Control Revenue Bonds,
                    Florida Power & Light Co., 3.80%,
                    1/01/26                                   300
                                                        ---------
  TOTAL DAILY VARIABLE RATE BONDS (Cost $6,500)             6,500
                                                        ---------
  FIXED RATE INSTRUMENTS (83.4%)
            825    Albuquerque, New Mexico, General
                    Obligation Bonds, Series B,
                    4.70%, 7/01/98                            832
          1,500    Baltimore County, Maryland,
                    Consolidated Public Improvement,
                    General Obligation Bonds, 6.00%,
                    7/01/05                                 1,594
          1,000    California State, Department of
                    Water Revenue Bonds, Series Q,
                    6.00%, 12/01/10                         1,063

     FACE
    AMOUNT                                                VALUE
     (000)                                                (000)
---------------                                         ---------
$         1,500    Connecticut State, General
                    Obligation Bonds, Series E,
                    6.00%, 3/15/12                      $   1,582
          1,000    Connecticut State, Special
                    Obligation, Tax Revenue Bonds,
                    Transportation, 6.50%, 7/01/09,
                    Prerefunded 7/01/99 at 102              1,064
          1,000    De Kalb County, Georgia, Water &
                    Sewer Revenue Bonds, 7.00%,
                    10/01/06                                1,035
          1,000    Delaware Transportation Authority,
                    Transportation System Revenue
                    Bonds, 6.50%, 7/01/11,
                    Prerefunded 7/01/01 at 102              1,085
          1,000    Fairfax County, Virginia, Water
                    Authority Revenue Bonds, 6.00%,
                    4/01/22                                 1,011
          1,500    Florida State Board of Education,
                    Capital Outlay, Public Education,
                    General Obligation Bonds, 6.40%,
                    6/01/19                                 1,578
          1,325    Fort Worth, Texas, Water & Sewer
                    Revenue Bonds, Series B, 5.88%,
                    2/15/00                                 1,369
          1,000    Georgia State, General Obligation
                    Bonds, Series A, 5.80%, 3/01/02         1,048
            500    Georgia State, General Obligation
                    Bonds, Series F, 6.50%, 12/01/06          554
          1,000    Hawaii State, General Obligation
                    Bonds, Series CJ, 6.20%, 1/01/12,
                    Prerefunded 1/01/05 at 100              1,039
          1,500    Intermountain Power Agency, Utah,
                    Power Supply Revenue Bonds,
                    Series D, 8.375%, 7/01/12,
                    Prerefunded 7/01/97 at 102              1,546
          1,000    Kentucky State Housing Corp.,
                    Revenue Bonds, Series A, 6.00%,
                    7/01/10                                 1,015
          1,000    Maryland State Department of
                    Transportation, Construction
                    Revenue Bonds, Second Issue,
                    6.60%, 11/01/00                         1,060
          1,155    Maryland State Department of
                    Transportation, Construction
                    Revenue Bonds, Second Issue,
                    6.80%, 11/01/05, Prerefunded
                    11/01/99 at 102                         1,243
          1,000    Massachusetts State Consolidated
                    Loan, Series A, 7.50%, 3/01/03,
                    Prerefunded at 3/01/00 at 102           1,096
            500    Massachusetts State Consolidated
                    Loan, Series A, 7.625%, 6/01/08,
                    Prerefunded 6/01/01 at 102                562
          1,625    Michigan State Housing Development
                    Authority, Revenue Bonds, Series
                    A, 6.75%, 12/01/14                      1,698

     FACE
    AMOUNT                                                VALUE
     (000)                                                (000)
---------------                                         ---------
   FIXED RATE INSTRUMENTS (CONTINUED)
$         1,590    Minnesota State Infrastructure
                    Development, General Obligation
                    Bonds, 6.80%, 8/01/03,
                    Prerefunded at 8/01/00 at 100       $   1,698
          1,400    Mississippi State, General
                    Obligation Bonds, 6.00%, 2/01/09,
                    Prerefunded 2/01/05 at 100              1,487
          1,475    Montana State, General Obligation
                    Bonds, Long Range Building
                    Program, Series C, 6.00%, 8/01/13       1,526
          1,000    New Castle County, Delaware,
                    General Obligation Bonds, 6.25%,
                    10/15/01                                1,063
          1,000    New Jersey State, General
                    Obligation Bonds, Series E,
                    5.50%, 7/15/02                          1,035
          1,475    Ohio State, General Obligation
                    Bonds, 6.65%, 8/01/05                   1,635
          1,000    Ohio State, Housing Finance
                    Agency, Residential Mortgage
                    Revenue Bonds, Series A-1, 6.20%,
                    9/01/14                                 1,026
          1,000    Orlando, Florida, Utilities
                    Commission Water & Electric,
                    Revenue Bonds, Series D, 6.75%,
                    10/01/17                                1,132
          1,000    Reedy Creek Improvement District,
                    Florida, Utility, Revenue Bonds,
                    Series 91-1, 6.50%, 10/01/16,
                    Prerefunded 10/01/01 at 101             1,080
          1,350    San Antonio, Texas, General
                    Obligation Bonds, 6.50%, 8/01/14,
                    Prerefunded 8/01/04 at 100              1,476
          1,000    Shelby County, Tennesse, General
                    Obligation Bonds, Series A,
                    5.50%, 3/01/08                          1,020
          1,000    Virginia Beach, Virginia, General
                    Obligation Bonds, 6.00%, 9/01/10        1,042
            500    Virginia State Housing Development
                    Authority, Commonwealth Mortgage
                    Revenue Bonds, Series B, 6.60%,
                    1/01/12                                   529
          1,000    Virginia State Housing Development
                    Authority, Commonwealth Mortgage
                    Revenue Bonds, Series B, 6.65%,
                    1/01/13                                 1,057
          1,000    Washington State, General
                    Obligation Bonds, Series B,
                    6.40%, 6/01/17                          1,077
            500    Washington Suburban Sanitary
                    District, General Obligation
                    Revenue Bonds, 6.50%, 11/01/05,
                    Prerefunded 11/01/01 at 102               545
                                                        ---------
  TOTAL FIXED RATE INSTRUMENTS (Cost $41,093)              41,502
                                                        ---------
     FACE
    AMOUNT                                                VALUE
     (000)                                                (000)
---------------                                         ---------

  COMMERCIAL PAPER (2.2%)
$         1,100    Goverment Development, Bank of
                    Puerto Rico, 3.60%, 4/01/97 (Cost
                    $1,100)                             $   1,100
                                                        ---------
TOTAL TAX-EXEMPT INSTRUMENTS (98.7%) (Cost $48,693)        49,102
                                                        ---------
TOTAL INVESTMENTS (98.7%) (Cost $48,693)                   49,102
                                                        ---------
OTHER ASSETS AND LIABILITIES (1.3%)
  Other Assets                                                713
  Liabilities                                                 (67)
                                                        ---------
                                                              646
                                                        ---------
NET ASSETS (100%)                                       $  49,748
                                                        ---------
                                                        ---------
CLASS A:
NET ASSETS                                                $49,748
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 4,895,139 outstanding $0.001 par
  value shares (authorized 500,000,000 shares)             $10.16
                                                        ---------
                                                        ---------

----------------------------------
Variable/Floating Rate Instruments. The interest rate changes on these instruments are based upon a designated base rate. These instruments are payable on demand and are secured by a letter of credit or other support agreements.

Maturity dates disclosed for Variable/Floating Rate Instruments are the ultimate maturity dates. The effective maturity dates for such securities are the next interest reset dates which are seven days or less.

Prerefunded Bonds. Outstanding bonds have been refunded to the first call date (prerefunded date) by the issuance of new bonds. Principal and interest are paid from monies escrowed in U.S. Treasury securities. Prerefunded bonds are generally re-rated AAA due to the Treasury escrow.